Summary of Segment Information (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Segment Reporting Information [Line Items]
Unrealized gain (loss) on financial instruments, net	$ 204	$ 83	$ 326
Debt termination expense		11,866		$ 15,078
Container Ownership
Segment Reporting Information [Line Items]
Unrealized gain (loss) on financial instruments, net		43		5,220
Debt termination expense		$ 11,866		$ 15,078